Changes to IFRS not yet adopted	12 Months Ended
Dec. 31, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes to IFRS Not Yet Adopted	Changes to IFRS not yet adopted
IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18")
IFRS 18 was issued in April 2024 and will replace IAS 1 Presentation of Financial Statements. IFRS 18 will be effective for reporting periods beginning on or after January 1, 2027. This standard sets out requirements for the presentation and disclosure of information in financial statements, particularly the Consolidated Statement of Income. The standard introduces a defined structure for the Consolidated Statement of Income, additional defined subtotals, new principles for aggregation and disaggregation of information, and it mandates disclosures about management-defined performance measures.
IFRS 18 will have no impact on recognition and measurement. From Shell's initial impact assessment, it has concluded that the impact will be limited to disclosure and presentation in the Consolidated Financial Statements. The primary change will be that the share of profit from joint ventures and associates will be classified in the Consolidated Statement of Income under the investing category (income generated by the investment) instead of the operating category. As a result of this change, the dividends received from joint ventures and associates will be reclassified in the Consolidated Statement of Cash Flows from cash flow from operating activities (CFFO) to cash flow from investing activities (CFFI).